UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-04447

Brandywine Fund, Inc.
(Exact name of registrant as specified in charter)

P.O. Box 4166
Greenville, Delaware 19807
(Address of principal executive offices) (Zip code)

William F. D’Alonzo
P.O. Box 4166
Greenville, DE  19807
(Name and address of agent for service)

(302) 656-3017
Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: JUNE 30, 2010

Item 1. Schedule of Investments.

Brandywine Fund, Inc.
Schedule of Investments
June 30, 2010
(Unaudited)

Shares or Principal Amount		Value
Common Stocks - 97.1% (a)
CONSUMER DISCRETIONARY
	Apparel Retail - 4.6%
84,300	Brown Shoe Company, Inc.	$1,279,674
484,400	The Buckle, Inc.	15,704,248
1,450,800	Chico’s FAS, Inc.	14,333,904
637,000	Collective Brands, Inc.*	10,064,600
413,900	The Dress Barn, Inc.*	9,854,959
203,600	Genesco Inc.*	5,356,716
142,000	Jos. A. Bank Clothiers, Inc.*	7,666,580
478,200	Urban Outfitters, Inc.*	16,445,298
	Apparel, Accessories & Luxury Goods - 1.1%
272,400	VF Corp.	19,389,432
	Automotive Retail – 1.8%
1,454,300	CarMax, Inc.*	28,940,570
119,700	Monro Muffler Brake, Inc.	4,731,741
	Broadcasting - 0.6%
317,300	Discovery Communications, Inc.*	11,330,783
	Cable & Satellite – 1.5%
817,900	DIRECTV*	27,743,168
	Department Stores - 0.9%
334,500	Kohl’s Corp.*	15,888,750
	Footwear - 0.1%
34,500	Steven Madden, Ltd.*	1,087,440
	Home Furnishing Retail - 1.4%
1,000,100	Williams-Sonoma, Inc.	24,822,482
	Home Furnishings - 1.0%
168,500	Leggett & Platt, Inc.	3,380,110
463,700	Tempur-Pedic International Inc.*	14,258,775
	Home Improvement Retail - 0.2%
182,400	Lumber Liquidators Holdings, Inc.*	4,255,392
	Leisure Products - 1.6%
1,317,100	Mattel, Inc.	27,869,836
	Restaurants - 0.6%
161,800	Cracker Barrel Old
	Country Store, Inc.	7,533,408
196,100	Domino’s Pizza, Inc.*	2,215,930
	Specialty Stores - 0.3%
199,100	Ulta Salon, Cosmetics &
	Fragrance, Inc.*	4,710,706
	Total Consumer Discretionary	278,864,502

CONSUMER STAPLES
	Drug Retail - 1.1%
679,800	CVS Caremark Corp.	19,931,736
	Food Retail - 1.7%
829,700	Whole Foods Market, Inc.*	29,885,794
	Total Consumer Staples	49,817,530

ENERGY
	Oil & Gas Equipment & Services - 2.1%
575,000	Cameron International Corp.*	18,699,000
333,900	Schlumberger Ltd.	18,478,026
	Oil & Gas Exploration & Production - 1.8%
93,400	Berry Petroleum Co.	2,402,248
1,163,600	EXCO Resources, Inc.	17,000,196
774,800	Oasis Petroleum Inc.*	11,234,600
95,900	Rex Energy Corp.*	968,590
	Total Energy	68,782,660

FINANCIALS
	Asset Management & Custody Banks - 2.1%
1,811,400	SEI Investments Co.	36,880,104
	Regional Banks - 3.5%
2,531,400	Fifth Third Bancorp	31,110,906
940,700	Fulton Financial Corp.	9,077,755
180,200	Signature Bank*	6,849,402
817,800	Webster Financial Corp.	14,671,332
73,000	Wintrust Financial Corp.	2,433,820
	Thrifts & Mortgage Finance - 0.5%
100,000	New York Community
	Bancorp, Inc.	1,527,000
623,300	Ocwen Financial Corp.*	6,351,427
	Total Financials	108,901,746

HEALTH CARE
	Biotechnology - 1.9%
240,800	Martek Biosciences Corp.*	5,709,368
575,100	United Therapeutics Corp.*	28,070,631
	Health Care Equipment - 0.6%
419,000	Masimo Corp.	9,976,390
	Health Care Facilities - 1.1%
2,608,600	Health Management
	Associates Inc.*	20,268,822
	Health Care Services - 0.2%
66,202	Emergency Medical Services Corp.*	3,245,884

	Life Sciences Tools & Services - 3.0%
508,100	Life Technologies Corp.*	24,007,725
594,200	Thermo Fisher Scientific, Inc.*	29,145,510
	Pharmaceuticals - 4.8%
873,500	Impax Laboratories, Inc.*	16,648,910
479,900	Shire PLC	29,456,262
971,000	Watson Pharmaceuticals, Inc.*	39,393,470
	Total Health Care	205,922,972

INDUSTRIALS
	Aerospace & Defense - 1.2%
77,600	American Science and
	Engineering, Inc.	5,913,896
176,500	BE Aerospace, Inc.*	4,488,395
109,200	Precision Castparts Corp.	11,238,864
	Air Freight & Logistics - 0.6%
345,700	Hub Group, Inc.*	10,374,457
	Airlines - 0.3%
967,900	AirTran Holdings, Inc.*	4,694,315
	Construction & Engineering - 3.7%
174,600	Orion Marine Group, Inc.*	2,479,320
1,669,200	Quanta Services, Inc.*	34,468,980
747,600	URS Corp.*	29,418,060
	Electrical Components & Equipment - 1.0%
219,400	Baldor Electric Co.	7,915,952
498,700	EnerSys*	10,657,219
	Human Resource & Employment Services - 0.2%
161,100	Administaff, Inc.	3,892,176
	Industrial Conglomerates - 2.6%
2,090,300	McDermott International, Inc.*	45,275,898
	Industrial Machinery - 0.4%
142,500	The Middleby Corp.*	7,579,575
	Marine Ports & Services - 0.5%
425,600	Aegean Marine Petroleum
	Network Inc.	8,503,488
	Trading Companies & Distributors - 0.2%
69,600	Watsco, Inc.	4,031,232
	Trucking - 5.3%
1,417,100	Avis Budget Group, Inc.*	13,915,922
1,142,000	J.B. Hunt Transport Services, Inc.	37,309,140
239,000	Knight Transportation, Inc.	4,837,360
881,900	Ryder System, Inc.	35,478,837
	Total Industrials	282,473,086

INFORMATION TECHNOLOGY
	Application Software – 3.4%
595,613	Longtop Financial Technologies
	Ltd. SP-ADR*	19,297,861
2,713,600	Nuance Communications, Inc.*	40,568,320
	Communications Equipment - 3.3%
2,196,900	Cisco Systems, Inc.*	46,815,939
303,800	NETGEAR, Inc.*	5,419,792
201,400	Plantronics, Inc.	5,760,040
	Computer Hardware - 2.0%
138,960	Apple Inc.*	34,952,609
	Computer Storage & Peripherals - 1.7%
826,200	NetApp, Inc.*	30,825,522
	Data Processing & Outsourced Services - 2.6%
488,500	Alliance Data Systems Corp.*	29,075,520
63,800	Syntel, Inc.	2,166,010
203,200	Visa Inc.	14,376,400
	Electronic Components - 1.5%
1,643,800	Corning, Inc.	26,547,370
	Electronic Manufacturing Services - 1.1%
264,400	Benchmark Electronics, Inc.*	4,190,740
1,134,400	Sanmina-SCI Corp.*	15,439,184
	Internet Software & Services - 1.0%
165,200	DealerTrack Holdings Inc.*	2,717,540
315,900	VistaPrint N. V.*	15,002,091
	IT Consulting & Other Services - 0.3%
117,100	CACI International, Inc.*	4,974,408
	Semiconductor Equipment - 2.7%
363,200	Advanced Energy Industries, Inc.*	4,463,728
2,350,700	Teradyne, Inc.*	22,919,325
568,696	Veeco Instruments Inc.*	19,494,899
	Semiconductors - 10.7%
675,700	Applied Micro Circuits Corp.*	7,081,336
318,300	Atheros Communications*	8,765,982
884,400	Broadcom Corp.	29,158,668
252,400	Cavium Networks, Inc.*	6,610,356
1,772,100	Cypress Semiconductor Corp.*	17,791,884
1,176,000	Marvell Technology Group Ltd.*	18,533,760
2,021,600	Maxim Integrated Products, Inc.	33,821,368
2,449,000	Micron Technology, Inc.*	20,792,010
852,000	Microsemi Corp.*	12,464,760
582,600	OmniVision Technologies, Inc.*	12,490,944
349,326	Power Integrations, Inc.	11,246,551
691,000	Semtech Corp.*	11,311,670
	Systems Software - 2.1%
977,600	Rovi Corp.*	37,060,816
	Total Information Technology	572,137,403

MATERIALS
	Commodity Chemicals - 0.5%
722,400	Calgon Carbon Corp.*	9,564,576
	Diversified Chemicals - 1.0%
957,800	Olin Corp.	17,326,602
	Metal & Glass Containers - 0.9%
296,800	Greif Inc.	16,484,272
	Specialty Chemicals - 2.5%
1,088,200	Albemarle Corp.	43,212,422
	Steel - 1.8%
444,900	Allegheny Technologies, Inc.	19,660,131
398,000	Carpenter Technology Corp.	13,066,340
	Total Materials	119,314,343

TELECOMMUNICATION SERVICES

	Wireless Telecommunication Services - 1.9%
936,700	NII Holdings Inc.*	30,461,484
121,400	Syniverse Holdings Inc.*	2,482,630
	Total Telecommunication Services	32,944,114

	Total common stocks (cost $1,750,548,587)	1,719,158,356

Short-Term Investments - 2.6% (a)
	Commercial Paper - 2.4%
$17,500,000	Prudential Funding Corp.,
	due 07/01/10, discount of 0.17%	17,500,000
25,000,000	ING US Funding,
	due 07/07/10, discount of 0.29%	24,998,792
	Total commercial paper (cost $42,498,792)	42,498,792
	Variable Rate Demand Note - 0.2%
3,693,941	American Family Financial
	Services, 0.10%	3,693,941
	Total variable rate demand note (cost $3,693,941)	3,693,941
	Total short-term investments (cost $46,192,733)	46,192,733
	Total investments - 99.7% (cost $1,796,741,320)	1,765,351,089
	Other assets less
	liabilities - 0.3% (a)	5,467,645
	TOTAL NET ASSETS - 100.0%	$1,770,818,734

*	Non-dividend paying security.
(a)	Percentages for the various classifications relate to net assets.
SP-ADR - Sponsored American Depositary Receipts
N.V. - Netherlands Antillies Limited Liability Corp.

As of June 30, 2010, investment cost for federal tax purposes was $1,796,741,320 and the tax components of unrealized appreciation/depreciation were as follows:

Aggregate gross unrealized appreciation	$99,422,057
Aggregate gross unrealized depreciation	(130,812,288)
Net unrealized depreciation	$(31,390,231	)+

+
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements in the Fund’s most recent semi-annual or annual report.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2010, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$1,719,158,356

Level 2 – Short Term Commercial Paper	42,498,792
Variable Rate Demand Note	3,693,941
Total Level 2	46,192,733
Level 3 –	—
Total	$1,765,351,089

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Brandywine Fund, Inc.

By (Signature and Title)      /s/William F. D’Alonzo
William F. D’Alonzo, President

Date   August 9, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/William F. D’Alonzo
William F. D’Alonzo, President

Date   August 9, 2010

By (Signature and Title)      /s/Lynda J. Campbell
Lynda J. Campbell, Treasurer

Date   August 9, 2010